Consolidated Statements Of Comprehensive Income (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Net income before attribution of noncontrolling interests	¥ 1,082,526		¥ 1,119,851		¥ 420,751
Other comprehensive income (loss), net of tax (Note 19):
Net unrealized gains on investment securities	141,519	[1]	628,470	[1]	174,839	[1]
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges	(361)		3,423		437
Defined benefit plans	117,648		79,997		(94,215)
Foreign currency translation adjustments	508,130		467,259		(49,543)
Total	766,936		1,179,149		31,518
Comprehensive income	1,849,462		2,299,000		452,269
Net income attributable to noncontrolling interests	67,133		50,727		4,520
Other comprehensive income (loss) attributable to noncontrolling interests	(16,399)		8,402		(743)
Comprehensive income attributable to Mitsubishi UFJ Financial Group	¥ 1,798,728		¥ 2,239,871		¥ 448,492

[1]	Includes unrealized gains of ¥1,234 million, ¥555 million and ¥183 million, net of tax, related to debt securities with credit component realized in earnings for the fiscal years ended March 31, 2012, 2013 and 2014, respectively.